Non-current financial assets at fair value through profit or loss (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Non-current Financial Assets at Fair Value Through Profit or Loss

	December 31, 2018	December 31, 2019
	NT$000	NT$000
Financial assets mandatorily measured at fair value through profit or loss
Foreign partnership interests	10,940	10,940
Valuation adjustment	531	98

	11,471	11,038

Summary of Amounts recognized in Profit or Loss in Relation to Financial Assets at Fair Value Through Profit or Loss
a)	Amounts recognized in profit or loss in relation to the financial assets at fair value through profit or loss are listed below:

	2018	2019
	NT$000	NT$000
Financial assets mandatorily measured at fair value through profit or loss
Foreign partnership interests	38	(433)
Beneficiary certificates*	1,396	1,750
Derivative instruments	51	—

	1,485	1,317

*
Beneficiary certificates represent money market funds the Company held during the reporting period. As of December 31, 2018 and 2019, there were no beneficiary certificates classified as current financial assets at fair value through profit or loss (“FVTPL”).